One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

February 23, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 18 to File No. 333-164073

Ladies and Gentlemen:

Attached hereto is post-effective amendment 18 to File number 333-164073. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. The post-effective amendment is being filed to add a new Combo Death Benefit rider and to increase the fee on the GLWB Preferred I.S. riders for riders applied for on or after May 1, 2016.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is contemporaneously filing 9 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to make the above referenced changes. The related disclosure language for the applicable changes are substantially identical across the post-effective amendments.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes, and that, to the extent the staff has reviewed the existing ONcore disclosures and the disclosure changes in ONcore Premier II (included in the 9 post-effective amendments), it will already be familiar with the disclosure described in the other 8 post-effective amendments.

Registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. Registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Second Vice President and Counsel